Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		¥ (59,422)	$ (9,183)	¥ 19,215	¥ 11,693
Carrying amount of the investment		227,120		273,991	222,812	$ 35,096
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		(44,016)	(6,802)	28,484	17,612
Carrying amount of the investment		145,599		176,082		22,499
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		3,238	500	594	(6,882)
Carrying amount of the investment		62,217		59,931		9,614
Eberspaecher Yuchai Exhaust Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		(19,157)	(2,960)	(9,366)
Carrying amount of the investment	[1]	12,638		31,794		1,953
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		513	$ 79	(497)	¥ 963
Carrying amount of the investment		¥ 6,666		¥ 6,184		$ 1,030

[1]	Eberspaecher Yuchai was incorporated on December 5, 2018. In March 2019 and December 2019, the Group injected RMB 17.6 million and RMB 23.5 million respectively into Eberspaecher Yuchai as payment of its investment.